EQUITY (Details Narrative)				1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 09, 2024 shares	Jun. 24, 2024 USD ($) shares	Jun. 11, 2024 USD ($) shares	Mar. 31, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2026 HKD ($) shares	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2024 HKD ($) shares
Restructuring Cost and Reserve [Line Items]
Common stock authorized				50,000	50,000	50,000	50,000	50,000	50,000	50,000
Common stock par value | $ / shares				$ 1	$ 0	$ 0	$ 0
Subscription receivable				$ 1	$ 1,000	$ 1,000	$ 1,000	$ 7,800	$ 7,800	$ 7,800
Proceeds of shareholders' subscription | $						$ 1,218,101	$ 499,457
Subscription shares						650	250
Number of exchanged shares	280				280	280
Simple Capital Global Limited [Member]
Restructuring Cost and Reserve [Line Items]
Share subscription		125	125
Share consideration amount | $		$ 250,000	$ 250,000
Equity interest percentage		10.00%	10.00%
Number of shares business and asset acquisition						760